Common Stock (Details) - USD ($)	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2022	Jun. 30, 2022	Dec. 31, 2021
Common Stock (Details) [Line Items]
Converted interest	$ 274,850
Shares of common stock (in Shares)	114,000,000	27,332,996	413,800,000
Total cash proceeds	$ 855,000		$ 3,103,500
Conversion of stock, shares issued (in Shares)	70,128,204
warrants [Member]
Common Stock (Details) [Line Items]
Conversion of warrants, shares (in Shares)			43,478,695
Diamond Investments [Member]
Common Stock (Details) [Line Items]
Converted of principal amount			$ 110,250
Converted interest			$ 5,059
Shares of common stock (in Shares)			29,954,167
Granite Global Value [Member]
Common Stock (Details) [Line Items]
Converted of principal amount			$ 229,798
Converted interest	$ 152,880		$ 43,164
Shares of common stock (in Shares)	16,146,666		340,735,898
Power Up Lending Group LTD [Member]
Common Stock (Details) [Line Items]
Converted of principal amount			$ 321,475
Converted interest	$ 274,850		$ 14,613
Shares of common stock (in Shares)		27,332,996	37,976,371